SCHEDULE OF EQUITY INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Investments, All Other Investments [Abstract]
At the beginning of the year	$ 696,618	$ 573,906	$ 281,698
Additions	57,083	50,141	584,524
Share of results of equity investees	(10,125)	78,966	(10,618)
Subtotal	743,576	703,013	855,604
Less: Impairment of long-term investments			(281,698)
Less: Foreign currency impact on impairment of long-term investments	17,137	(6,395)
Total	$ 760,713	$ 696,618	$ 573,906